Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	Note 4 - Cash and cash equivalents Composition:
	As of December 31,
	2024	2023
Cash in new Israeli shekels	830	505
Cash in foreign currency	12,468	16,607
	13,298	17,112